Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 27,495	$ 14,370	$ 46,345	$ 41,764
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized (gains)/losses on non-designated derivative instruments	(3,195)	5,346	1,056	(9,896)	$ (25,100)
Depreciation and amortization	32,190	31,477	64,021	62,819
Payment of drydocking costs			(4,327)	(7,792)
Amortization of share-based compensation			609	476
Amortization of deferred financing costs			1,937	1,964
Share of result of equity method investments	(5,993)	(6,757)	(11,296)	(13,260)	(25,794)
Profit from sale of vessel	(4,941)	0	(4,941)	(358)
Changes in operating assets and liabilities
Accounts receivable			(5,258)	7,306
Insurance claim receivable			(3,751)	(1,927)
Bunkers and lubricant oils			(2,147)	(1,821)
Accrued income and prepaid expenses and other current assets			(1,355)	(7,894)
Accounts payable, accrued interest, accrued expenses and other liabilities			1,260	(4,492)
Amounts due to related parties			(10,748)	(775)
Net cash provided by operating activities			71,272	59,955
Cash flows from investing activities
Additions to vessels and equipment			(191,727)	(1,082)
Contributions to equity method investments			(9,000)	0
Distributions from equity method investments			16,934	14,150
Purchase of other property, plant and equipment			(129)	(36)
Net proceeds from sale of vessels			20,720	26,449
Insurance recoveries			2,601	871
Net cash provided by/(used in) investing activities			(160,601)	40,352
Cash flows from financing activities
Proceeds from secured term loan facilities			323,561	0
Issuance costs of secured term loan facilities			(3,548)	0
Repurchase of share capital			(44,594)	0
Repayment of vessel financing to related parties			(3,439)	(3,287)
Repayment of secured term loan facilities and revolving credit facilities			(183,299)	(68,777)
Cash received from non-controlling interest			27,266	0
Net cash (used in)/provided by financing activities			115,947	(72,064)
Effect of exchange rate changes on cash, cash equivalent and restricted cash			574	(1,250)
Net increase in cash, cash equivalents and restricted cash			27,192	26,993
Cash, cash equivalents and restricted cash at beginning of period			153,194	124,223	124,223
Cash, cash equivalents and restricted cash at end of period	$ 180,386	$ 151,216	180,386	151,216	$ 153,194
Supplemental Information
Total interest paid during the period, net of amounts capitalized			26,236	16,586
Total tax paid during the period			1,004	830
Senior Secured Bonds [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			0	(7,441)
Other [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			$ (133)	$ 1,282